SHORT-TERM DEBT (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Short-term borrowings
Total	$ 1,962,118,836	¥ 12,710,213,398	¥ 3,560,488,641
Restricted cash	353,033,837	2,286,882,592	836,394,951
Short-term investments	$ 1,271,386,198	8,235,785,516	6,438,854,587
2017 and 2018 Convertible Senior Notes
Short-term borrowings
Long-term debt, current maturities		5,507,036,892	428,427,630
Qunar
Short-term borrowings
Long-term debt, current maturities		2,658,356,678
Loan facility
Short-term borrowings
Short- term borrowings		4,544,819,828	¥ 3,132,061,011
Borrowing with an interest rate of 1.8%
Short-term borrowings
Number of borrowings | item	2
Short- term borrowings	$ 25,400,000	165,000,000
Restricted cash		20,000,000
Short-term investments		¥ 67,000,000
Interest rate (as a percent)	1.80%	1.80%
Borrowing with an interest rate of 1.6%, RMB1.2 billion
Short-term borrowings
Number of borrowings | item	3
Short- term borrowings	$ 179,700,000	¥ 1,200,000,000
Restricted cash | $	$ 100,000,000
Short-term investments		¥ 1,200,000,000
Interest rate (as a percent)	1.60%	1.60%
Borrowing with an interest rate of 1.4%
Short-term borrowings
Number of borrowings | item	1
Short- term borrowings	$ 56,300,000	¥ 364,000,000
Restricted cash		¥ 380,000,000
Interest rate (as a percent)	1.40%	1.40%
Borrowing with an interest rate of 2.1%
Short-term borrowings
Number of borrowings | item	1
Short- term borrowings	$ 58,800,000	¥ 381,000,000
Short-term investments		¥ 75,000,000
Interest rate (as a percent)	2.10%	2.10%
Borrowing with an interest rate of 1.6%, RMB 1.0 billion
Short-term borrowings
Number of borrowings | item	3
Short- term borrowings	$ 157,000,000	¥ 1,000,000,000
Short-term investments		¥ 442,000,000
Interest rate (as a percent)	1.60%	1.60%
Borrowing with an interest rate of 2.0%
Short-term borrowings
Number of borrowings | item	3
Short- term borrowings	$ 125,000,000	¥ 809,700,000
Restricted cash		¥ 58,000,000
Interest rate (as a percent)	2.00%	2.00%
Borrowing with an interest rate of 1.6%, RMB643.5 million
Short-term borrowings
Number of borrowings | item	1
Short- term borrowings	$ 99,000,000	¥ 643,500,000
Restricted cash		¥ 650,000,000
Interest rate (as a percent)	1.60%	1.60%